CONTRACTS IN PROGRESS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Recognised Revenue From Construction Contracts [Abstract]
Contracts in progress: assets	$ 401.6	$ 337.5
Contracts in progress: liabilities	(161.8)	(191.9)
Contracts in progress: net assets	239.8	145.6
Aggregate amount of costs incurred plus recognized profits (less recognized losses) to date	2,694.6	2,800.1
Less: progress billings	2,454.8	2,654.5
Advances received for contracts in progress	15.1	20.2
Revenue from construction contracts	$ 851.7	$ 983.6